UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21580

Cortina Funds, Inc.
(Exact name of registrant as specified in charter)

825 North Jefferson, Suite 400
Milwaukee, WI  53202
(Address of principal executive offices) (Zip Code)

Lori Hoch, Esq. Cortina Asset Management, Inc. 825 North Jefferson Suite 400 Milwaukee, Wisconsin 53202	Alan Goldberg, Esq. K&L Gates LLP Three First National Plaza 70 West Madison Street, #3100 Chicago, IL 60602
(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 225-7399

Date of fiscal year end: 09/30/10

Date of reporting period: 07/01/09 – 06/30/10

Item 1. Proxy Voting Record.

Cortina Small Cap Growth Fund held no securities during the period covered by this report in which there was a security holder vote.  Accordingly, there are no proxy votes to report.

Cortina Small Cap Opportunity Fund held no securities during the period covered by this report in which there was a security holder vote.  Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ John C. Potter
John C. Potter
Principal Executive Officer

Date:	August 27, 2010